UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-4215

DREYFUS PREMIER GNMA FUND, INC.

-Dreyfus GNMA Fund

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:       04/30

Date of reporting period:     7/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus GNMA Fund, Inc.
July 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--108.2%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./Auto Receivables--7.3%
Ally Auto Receivables Trust,
Ser. 2012-SN1, Cl. A3	0.57	8/20/15	3,029,218	3,029,943
Ally Master Owner Trust,
Ser. 2012-3, Cl. A2	1.21	6/15/17	4,000,000	4,023,488
BMW Vehicle Lease Trust,
Ser. 2013-1, Cl. A3	0.54	9/21/15	9,000,000	9,006,867
Carmax Auto Owner Trust,
Ser. 2013-1, Cl. A2	0.42	3/15/16	1,784,121	1,784,289
Carmax Auto Owner Trust,
Ser. 2013-4, Cl. A2	0.52	11/15/16	3,349,567	3,352,083
Ford Credit FloorPlan Master Owner
Trust, Ser. 2012-4, Cl. A1	0.74	9/15/16	4,588,000	4,590,404
Mercedes-Benz Auto Lease Trust,
Ser. 2013-A, Cl. A3	0.59	2/15/16	5,003,000	5,006,267
Nissan Auto Lease Trust,
Ser. 2012-B, Cl. A3	0.58	11/16/15	5,260,560	5,262,861
World Omni Automobile Lease
Securitization Trust,
Ser. 2012-A, Cl. A3	0.93	11/16/15	1,753,653	1,754,913
				37,811,115
Asset-Backed Ctfs./Credit Cards--1.1%
GE Capital Credit Card Master Note
Trust, Ser. 2009-4, Cl. A	3.80	11/15/17	5,400,000	5,452,699
Asset-Backed Ctfs./Equipment--1.2%
CNH Equipment Trust,
Ser. 2012-D, Cl. A2	0.45	4/15/16	372,132	372,147
CNH Equipment Trust,
Ser. 2011-C, Cl. A3	1.19	12/15/16	2,613,259	2,617,662
GE Equipment Midticket,
Ser. 2011-1, Cl. A3	1.00	8/24/15	17,975	17,981
GE Equipment Transportation,
Ser. 2012-2, Cl. A3	0.62	7/25/16	3,091,361	3,094,630
				6,102,420
Asset-Backed Ctfs./Home Equity Loans--.0%

Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	63,188	a	62,918
GE Capital Mortgage Services
Trust, Ser. 1999-HE1, Cl. A7	6.27	4/25/29	47,460		49,829
					112,747
Residential Mortgage Pass-Through Ctfs.--.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.54	12/25/34	588,701	a	568,553
U.S. Government Agencies/Mortgage-Backed--90.7%
Federal Home Loan Mortgage Corp.:
5.00%, 3/1/20			87,518	b	92,379
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 4224, Cl. KC, 3.00%,
5/15/32			2,404,237	b	2,478,564
Federal National Mortgage Association:
5.50%, 9/1/39			1,733,529	b	1,938,070
6.00%, 4/1/35			972,857	b	1,099,755
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			178,112	b	183,302
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2013-128,
Cl. A, 3.50%, 12/25/30			5,746,683	b	5,987,796
Government National Mortgage Association I:
4.00%, 9/15/24 - 7/15/41			35,243,223		37,396,038
4.50%, 10/15/24 - 10/15/41			42,304,882		45,973,311
5.00%, 10/15/23 - 3/15/41			22,469,172		24,754,232
5.50%, 6/15/20 - 9/15/39			23,136,873		25,864,199
6.00%, 10/15/19 - 9/15/39			10,337,242		11,761,723
6.50%, 5/15/28 - 6/15/32			177,453		202,333
7.00%, 11/15/22 - 12/15/22			5,914		6,395
7.50%, 2/15/17 - 5/15/26			1,862,142		1,965,800
8.00%, 9/15/21 - 12/15/22			841,477		961,410
8.50%, 12/15/16 - 12/15/22			562,718		584,226
9.00%, 9/15/19 - 12/15/22			584,258		615,682
9.50%, 3/15/18 - 1/15/25			168,721		172,837
Ser. 2013-57, Cl. A, 1.35%,
6/16/37			2,952,926		2,906,307
Ser. 2013-63, Cl. AM,
2.00%, 2/16/47			3,026,837	a	2,953,541
Government National Mortgage Association II:

3.00%	10,500,000	c	10,532,074
3.50%	54,045,000	c	55,770,857
4.00%	55,925,000	c	59,261,491
4.50%	7,455,000	c	8,099,624
3.00%, 8/20/42 - 8/20/43	68,266,550		68,626,200
3.50%, 9/20/42 - 4/20/43	48,348,293		49,990,150
4.00%, 12/20/24 - 5/20/42	8,325,769		8,836,992
4.50%, 12/20/39 - 3/20/42	16,753,570		18,257,193
5.00%, 11/20/24 - 4/20/35	4,097,531		4,537,728
5.50%, 1/20/34 - 9/20/35	6,708,014		7,460,173
6.00%, 12/20/28 - 2/20/36	5,109,451		5,788,509
6.50%, 5/20/31 - 7/20/31	625,089		717,068
7.00%, 4/20/24 - 4/20/32	3,575,535		4,210,214
7.50%, 9/20/30	50,044		59,859
9.00%, 7/20/25	43,232		49,911
9.50%, 9/20/17 - 2/20/25	38,218		39,925
			470,135,868
U.S. Government Securities--7.8%
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18	39,509,991	d	40,486,954
Total Bonds and Notes
(cost $551,622,153)			560,670,356
	Principal
Short-Term Investments--16.5%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.01%, 8/7/14	65,291,000		65,290,935
0.02%, 8/14/14	3,369,000		3,368,990
0.02%, 10/30/14	16,519,000		16,518,075
0.04%, 11/13/14	405,000	e	404,962
Total Short-Term Investments
(cost $85,582,743)			85,582,962

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,333,940)	5,333,940	[f]	5,333,940
Total Investments (cost $642,538,836)	125.7%		651,587,258
Liabilities, Less Cash and Receivables	(25.7%)		(133,218,707)
Net Assets	100.0%		518,368,551

REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Purchased on a forward commitment basis.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $9,048,422 of which $11,830,413 related to appreciated investment securities and $2,781,991 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	98.5
Short-Term/Money Market Investments	17.5
Asset-Backed	9.6
Residental Mortgage-Backed	.1
125.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)
Financial Futures Long
U.S. Treasury 10 Year Notes	20	2,492,188	September 2014	(11,413)

Financial Futures Short
U.S. Treasury 5 Year Notes	211	(25,074,053)	September 2014	46,244

Gross Unrealized Appreciation				46,244
Gross Unrealized Depreciation				(11,413)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	49,478,981	-	49,478,981
Mutual Funds	5,333,940	-	-	5,333,940
Residential Mortgage-Backed	-	568,553	-	568,553
U.S. Government Agencies/Mortgage-Backed	-	470,135,868	-	470,135,868

U.S. Treasury	-	126,069,916	-	126,069,916
Other Financial Instruments:
Financial Futures+	46,244	-	-	46,244
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(11,413)	-	-	(11,413)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

-          Dreyfus GNMA Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)